Financial instruments by category (Details 2) $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)
Statement [Line Items]
Interest income	$ 1,286		$ 1,075		$ 721
Interest earned on operating assets	1,429		5,059		3,183
Interest expenses	(14,067)		(23,297)		(23,786)
Foreign exchange, net	29,449		17,192		(24,906)
Dividends income	2		2		33
Fair value gains financial assets at fair value through profit or loss	5,906		16,543		2,347
Gain (Loss) from repurchase of Non-convertible Notes		$ 1,456	(41)		226
Gain (loss) on financial instruments derived from commodities	(2,358)		(7,463)		1,081
Loss from derivative financial instruments, net		(1,440)	(782)		(3,429)
Other financial cost	1,068		2,222		1,609
Net result	20,595		6,066		(46,139)
Financial Assets And Liabilities At Amortised Cost Category [Member]
Statement [Line Items]
Interest income	1,286		1,075		721
Interest earned on operating assets	1,429		5,059		3,183
Interest expenses	(14,067)		(23,297)		(23,786)
Foreign exchange, net	29,449		17,192		(24,906)
Dividends income	2		2		33
Gain (Loss) from repurchase of Non-convertible Notes	1,456		(41)		226
Other financial cost		$ 1,068		$ 2,222	1,609
Net result	18,487		(2,232)		(46,138)
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Category [Member]
Statement [Line Items]
Fair value gains financial assets at fair value through profit or loss	5,906		16,543		2,347
Gain (loss) on financial instruments derived from commodities	(2,358)		(7,463)		1,081
Loss from derivative financial instruments, net	(1,440)		(782)		(3,429)
Net result	$ 2,108		$ 8,298		$ (1)